Net Loss Per Share - Schedule of Calculation of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net loss for basic and diluted earnings per common share	$ (25,326)	$ (26,786)	$ (63,312)	$ (22,267)	$ (15,929)	$ (16,778)	$ (90,098)	$ (32,707)	$ (115,424)	$ (54,974)	$ (76,356)	$ (46,689)
Unpaid cumulative dividends on preferred stock	0	0	(4,117)	(9,748)	(9,654)	(9,523)	(4,117)	(19,177)	(4,117)	(28,925)	(38,672)	(36,758)
Net loss allocated to common shareholders	$ (25,326)	$ (26,786)	$ (67,429)	$ (32,015)	$ (25,583)	$ (26,301)	$ (94,215)	$ (51,884)	$ (119,541)	$ (83,899)	$ (115,028)	$ (83,447)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted-average shares used in calculating net loss per share, basic and diluted (in shares)	195,869,537	195,537,601	116,530,963	9,229,781	9,222,214	9,219,499	156,472,730	9,222,870	169,797,443	9,223,884	9,302,080,000	8,585,999,000
Weighted average shares outstanding of Class B common stock - diluted (in shares)	195,869,537	195,537,601	116,530,963	9,229,781	9,222,214	9,219,499	156,472,730	9,222,870	169,797,443	9,223,884	9,302,080,000	8,585,999,000
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ (0.13)	$ (0.14)	$ (0.58)	$ (3.47)	$ (2.77)	$ (2.85)	$ (0.60)	$ (5.63)	$ (0.70)	$ (9.10)	$ (12.37)	$ (9.72)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ (0.13)	$ (0.14)	$ (0.58)	$ (3.47)	$ (2.77)	$ (2.85)	$ (0.60)	$ (5.63)	$ (0.70)	$ (9.10)	$ (12.37)	$ (9.72)